Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	27.81%
Annual Return 2014	11.91%
Annual Return 2015	6.27%
Annual Return 2016	11.37%
Annual Return 2017	50.78%
Annual Return 2018	(7.62%)
Annual Return 2019	51.32%
Annual Return 2020	64.95%
Annual Return 2021	28.16%
Annual Return 2022	(35.86%)